Share-based payments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Share-based payments

Note 16	Share-based payments

We provide the following share-based compensation to certain employees and directors in the form of cash-settled or equity-settled awards.
Restricted share award plan
Under the RSA plan, share unit equivalents (RSA units) are granted to certain key employees on an annual basis or during the year as special grants. RSA grants are made in the form of cash-settled awards which generally vest and settle in cash either at the end of three years or one-third annually beginning one year after the date of the grant. Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees at the end of the vesting period or settlement date.
Grant date fair value of each cash-settled RSA unit granted is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
During the year, 5,648,682 RSAs were granted at a weighted-average price of $90.60 (2024: 7,327,029 granted at a weighted-average price of $53.93) and the number of RSAs outstanding as at October 31, 2025 was 19,337,420 (2024: 19,761,344). Compensation expense in respect of RSAs, before the impact of hedging for changes in share price, totalled $1,069 million in 2025 (2024: $1,007 million). As at October 31, 2025, liabilities in respect of RSAs, which are included in Other liabilities, were $2,029 million (2024: $1,506 million).
Performance share unit plan
Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs are provided in the form of additional PSUs.
The grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC’s performance relative to the other major Canadian banks. Beginning with awards granted in December 2023, the final number of PSUs that will vest is also based upon CIBC’s performance relative to internal targets. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
During the year, 1,595,731 PSUs were granted at a weighted-average price of $90.74 (2024: 2,220,555 granted at a weighted-average price of $53.77). As at October 31, 2025, the number of PSUs outstanding, before the impact of CIBC’s relative performance, was 6,063,223 (2024: 6,227,116). Compensation expense in respect of PSUs, before the impact of hedging for changes in share price, totalled $414 million in 2025 (2024: $380 million). As at October 31, 2025, liabilities in respect of PSUs, which are included in Other liabilities, were $795 million (2024: $568 million).
Deferred share unit plan/deferred compensation plan
Under the DSU plan and DCP plan, certain employees can elect to receive DSUs in exchange for cash compensation that they would otherwise be entitled to. In addition, certain key employees are granted DSUs during the year as special grants. DSUs are generally fully vested upon grant or vest in accordance with the vesting schedule defined in the grant agreement and settle in cash on a date within the period specified in the plan terms. Employees receive dividend equivalents in the form of additional DSUs. Effective January 1, 2024, the DCP was amended to no longer permit the grant of new DSU awards.
Grant date fair value of each cash-settled DSU that is not granted under the DCP is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee’s termination of employment. The grant date fair value for DCP grants was based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the calendar quarter. Upon distribution, DSUs granted under the DCP plan are settled in cash based on the closing price per common share on the NYSE on the business day that the payment is made.
During the year, 240,014 DSUs were granted at a weighted-average price of $90.88 (2024: 413,925 granted at a weighted-average price of $56.06) and the number of DSUs outstanding as at October 31, 2025 was 2,692,494 (2024: 2,463,430). Compensation expense in respect of DSUs, before the impact of hedging for changes in share price, totalled $119 million in 2025 (2024: $126 million). As at October 31, 2025, liabilities in respect of DSUs, which are included in Other liabilities, were $345 million (2024: $238 million).
Directors’ plans
Each director who is not an officer or employee of CIBC may elect to receive: (i) the annual equity retainer as either DSUs or common shares, under the Director DSU/Common Share Election Plan; and (ii) all or a portion of their remuneration in the form of cash, common shares or DSUs under the Non-Officer Director Share Plan.
The value of DSUs credited to a director is payable when he or she is no longer a director or employee of CIBC or of an affiliate of CIBC, and for directors subject to section 409A of the U.S. Internal Revenue Code of 1986, as amended, the director is not providing any services to CIBC or any member of its controlled group as an independent contractor. In addition, under the Director DSU/Common Share Election Plan, the value of DSUs is payable only if the director is not related to, or affiliated with, CIBC as defined in the
Income Tax Act
(Canada).
Other non-interest expense in respect of the DSU components, before the impact of hedging for changes in share price of these plans, totalled $13 million in 2025 (2024: $14 million). As at October 31, 2025, liabilities in respect of DSUs, which are included in Other liabilities, were $38 million (2024: $25 million).
Stock option plans
Under the ESOP, stock options are periodically granted to certain key employees. Options provide the employee with the right to purchase common shares from CIBC at a fixed price not less than the closing price of the shares on the trading day immediately preceding the grant date. In general, the options vest by the end of the fourth year and expire 10 years from the grant date.

The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2025		2024
	Number of stock options	Weighted- average exercise price (1)	Number of stock options	Weighted- average exercise price
Outstanding at beginning of year	15,967,581	$58.55	14,688,079	$58.47
Granted	2,422,512	94.35	3,973,361	56.55
Exercised (2)	(2,824,550)	54.71	(2,593,751)	52.72
Forfeited/cancelled/expired	(44,171)	66.86	(100,108)	60.44
Outstanding at end of year	15,521,372	$64.81	15,967,581	$58.55
Exercisable at end of year	4,508,217	$58.94	5,033,423	$55.17
Available for grant	4,427,783		6,806,124

(1)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are converted using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2025 reflects the conversion of foreign currency-denominated options at the year-end exchange rate.

(2)	The weighted-average share price at the date of exercise was $96.04 (2024: $65.04).

As at October 31, 2025	Stock options outstanding			Stock options vested
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$1.00 – $50.00	29,118	0.21	$39.44	29,118	$39.44
$50.01 – $60.00	10,327,462	6.59	57.10	2,988,762	55.22
$60.01 – $70.00	484,573	2.12	60.01	484,573	60.01
$70.01 – $80.00	2,266,832	6.09	70.05	1,005,764	70.05
$90.01 – $100.00	2,413,387	9.10	94.35	–	94.35
Total	15,521,372	6.75	$64.84	4,508,217	$58.94
The fair value of options granted during the year was measured at the grant date using the Black-Scholes option pricing model. Model assumptions are based on observable market data for the risk-free interest rate and dividend yield, contractual terms for the exercise price, and historical experience for expected life. Volatility assumptions are best estimates of market implied volatility matching the exercise price and expected life of the options.
The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant:

For the year ended October 31	2025	2024
Weighted-average assumptions
Risk-free interest rate	2.66%	3.74%
Expected dividend yield	4.65%	7.50%
Expected share price volatility	15.60%	19.47%
Expected life	6 years	6 years
Share price/exercise price	$94.35	$56.55
For 2025, the weighted-average grant date fair value of options was $7.53 (2024: $4.01).
Compensation expense in respect of stock options totalled $20 million in 2025 (2024: $16 million).
Employee share purchase plan
Under our Canadian ESPP, qualifying employees can choose each year to have any portion of their eligible earnings withheld to purchase common shares. We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually. CIBC contributions vest after employees have two years of continuous participation in the plan, and all subsequent contributions vest immediately. Similar programs exist in other regions globally, where each year qualifying employees can choose to have a portion of their eligible earnings withheld to purchase common shares and receive a matching employer contribution subject to each plan’s provisions. Commencing October 11, 2024, employee contributions to our Canadian ESPP were used to acquire common shares in the open market. Previously, these shares were issued from Treasury. CIBC Caribbean operates an ESPP locally, in which contributions are used by the plan trustee to purchase CIBC Caribbean common shares in the open market.
Our contributions are expensed as incurred and totalled $68 million in 2025 (2024: $63 million).